Note 14 - Redeemable Non-controlling Interest - Redeemable Non-controlling Interest in Subsidiary (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Balance, December 31, 2024	$ (2,453)
Net loss attributable to redeemable non-controlling interest	(213)
Transferred to Additional Paid-in Capital	2,666
Balance, June 30, 2025	$ 0